UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grand-Jean Capital Management, Inc.
Address:	One Market - Steuart Tower
		Suite 2600
		San Francisco, CA  94105

Form 13F File Number:	28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Crystal Smolinski
Title:	Chief Compliance Officer
Phone:	(415) 512-8512

Signature, Place and Date of Signing:


________________________
Crystal Smolinski		San Francisco, CA		February __, 2006


Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		49

Form 13F Information Table Value Total:		135,644 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

NAME OF ISSUER                  TITLE OF    CUSIP     VALUE    SHARES    SH/ PUT/    INV   OTHER      VOTING AUTH
                                CLASS                 X1000             PRN  CALL    DISC   MGR     SOLE   SHR     NONE

Western Oil Sands              Common     959053109     5583     233339   SH          Sole          233339
Alliance Capital Management    Common     01855A101      363       6429   SH          Sole            6429
AMICAS Inc.                    Common     001712108     1915     386085   SH          Sole          386085
Chesapeake Energy Corp.        Common     165167107     5791     182513   SH          Sole          182513
Duratek, Inc.                  Common     26658Q102     1070      71632   SH          Sole           71632
Packaging Dynamics Corp.       Common     695160101     2924     261080   SH          Sole          261080
Safeguard Hlth Ent New         Common     786444208      311         92   SH          Sole              92
Aramark                        Common     038521100     3125     112500   SH          Sole          112500
Arch Capital                   Common     G0450A105     7017     128163   SH          Sole          128163
Berkshire Hathaway Cl B Inc.   Common     084670207     1905        649   SH          Sole             649
BP plc                         Common     055622104      401       6236   SH          Sole            6236
Capital Source Inc.            Common     14055X102    11304     504625   SH          Sole          504625
Cedar Fair Dep Unt. LP         Common     150185106      201       7030   SH          Sole            7030
Citigroup Inc.                 Common     172967101     8390     172873   SH          Sole          172873
Coca Cola Com                  Common     191216100      268       6673   SH          Sole            6673
Comcast Corp Cl A Special New  Common     20030N200     5742     223490   SH          Sole          223490
Emerson Electric Co.           Common     291011104      250       3350   SH          Sole            3350
Exxon Mobile Corp.             Common     30231G102     1489      26511   SH          Sole           26511
Federal Home Loan Mtg. Corp    Common     313400301     4178      63937   SH          Sole           63937
General Electric               Common     369604103      868      24754   SH          Sole           24754
Intel Corp.                    Common     458140100      403      16164   SH          Sole           16164
International Business Machin  Common     459200101     1016      12365   SH          Sole           12365
Istar Financial Inc.           Common     45031U101     5729     160706   SH          Sole          160706
Johnson & Johnson Common       Common     478160104     2027      33726   SH          Sole           33726
La Quinta Properties Pfd A     Preferred  50419U202     1054      42249   SH          Sole           42249
Microsoft Inc.                 Common     594918104      914      34958   SH          Sole           34958
Office Depot                   Common     676220106     6140     195525   SH          Sole          195525
Pepsico Inc.                   Common     713448108      346       5851   SH          Sole            5851
Plains All American Pipeline   Common     726503105      215       5444   SH          Sole            5444
San Juan Basin Royalty Trust   Common     798241105      502      11521   SH          Sole           11521
Tiffany & Co. New              Common     886547108      222       5800   SH          Sole            5800
Tyco Intl. LTD New             Common     902124106     9341     323662   SH          Sole          323662
United Health Group            Common     91324P102     8477     136410   SH          Sole          136410
Walgreen Company               Common     931422109      294       6640   SH          Sole            6640
Wellsfargo & Co. New Del.      Common     949746101      405       6440   SH          Sole            6440
Affordable Residential         Common       8273104     3896     408800   SH          Sole          408800
Clarus Corp                    Common     182707109      175      20900   SH          Sole           20900
Royal Dutch Shell A Adrf       Common     780259206      249       4053   SH          Sole            4053
American Tower Corp            Common      29912201     9102     335850   SH          Sole          335850
Bank of America Corp           Common      60505104      340       7356   SH          Sole            7356
Brown Forman Corp Class B      Common     115637209      361       5200   SH      Sole            5200
Cabot                          Common     127055101     6041     168750   SH      Sole          168750
Cenveo                         Common     15670S105     1422     108050   SH      Sole          108050
Core Laboaratories (NV)        Common     N22717017     2540      67975   SH      Sole           67975
Foxhollow Techs Inc New        Common     35166A103     1096      36775   SH      Sole           36775
GSE Systems Inc Series B       Common     36227K106       49      39429   SH      Sole           39429
Lamar Advertising Co A         Common     512815101     2802      60750   SH      Sole           60750
Schnitzer Stl Inds Cl A        Common     806882106     1361      44500   SH      Sole           44500
Southern Union Co              Common     844030106     6030     255200   SH      Sole          255200


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